Share Capital Narrative (Details) - USD ($)			3 Months Ended
	Mar. 31, 2018	Oct. 03, 2016	Mar. 31, 2018
Equity, Class of Treasury Stock [Line Items]
Ordinary shares repurchased	3,363,526		345,112
Ordinary shares repurchased, value	$ 281,300,000		$ 38,200,000
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount		$ 400,000,000
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage		10.00%